Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Intangible assets, net
Summary of the Company's intangible assets, net

	As of December 31,
	2014	2015
	RMB	RMB

Domain names	2,446	305
Customer relationships	1,637	1,637
Source code	933	933

	5,016	2,875
Less: accumulated amortization	(1,406)	(1,393)

Intangible assets, net	3,610	1,482

Schedule of amortization expenses for future periods

As of December 31, 2015, amortization expenses for future periods are estimated as follows:

For the year ended December 31,	Amortization expenses
RMB
2016	451
2017	397
2018	124
2019	124
2020	124
Thereafter	262

Total	1,482